Derivative Instruments and Other Hedging Activities - Reconciliation of Gross Amounts in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative assets
Gross derivative assets	$ 28,804	$ 24,596
Gross amounts not offset in the Balance Sheet, derivatives	(9,677)	(162)
Gross amounts not offset in the Balance Sheet, collateral	0	0
Net derivative assets	19,127	24,434
Derivative liabilities
Gross derivative liabilities	21,244	18,284
Gross amounts not offset in the Balance Sheet, derivatives	(9,677)	(162)
Gross amounts not offset in the Balance Sheet, collateral	(1,892)	(10,877)
Net derivative liabilities	9,675	7,245
Written and purchased options
Derivative assets
Gross derivative assets	8,085	6,255
Gross amounts not offset in the Balance Sheet, derivatives	0	0
Gross amounts not offset in the Balance Sheet, collateral	0	0
Net derivative assets	8,085	6,255
Designated as Hedging Instruments | Interest rate contracts
Derivative assets
Gross derivative assets	20,719	100
Gross amounts not offset in the Balance Sheet, derivatives	(9,677)	(43)
Gross amounts not offset in the Balance Sheet, collateral	0	0
Net derivative assets	11,042	57
Derivative liabilities
Gross derivative liabilities	525	43
Gross amounts not offset in the Balance Sheet, derivatives	0	(43)
Gross amounts not offset in the Balance Sheet, collateral	(181)	0
Net derivative liabilities	344	0
Not Designated as Hedging Instruments | Interest rate contracts
Derivative assets
Gross derivative assets		18,241
Gross amounts not offset in the Balance Sheet, derivatives		(119)
Gross amounts not offset in the Balance Sheet, collateral		0
Net derivative assets		18,122
Derivative liabilities
Gross derivative liabilities	20,719	18,241
Gross amounts not offset in the Balance Sheet, derivatives	(9,677)	(119)
Gross amounts not offset in the Balance Sheet, collateral	(1,711)	(10,877)
Net derivative liabilities	$ 9,331	$ 7,245